Stockholders' Equity (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2021
Fixed capital, shares (in Shares)	90,850,000
Variable capital, shares (in Shares)	406,859,000
Percentage of legal reserve	5.00%
Percentage of nominal capital	20.00%
Legal reserve	$ 484,046
Nominal stockholder´s equity percentage	20.00%
Reserve	$ 7,000,000	$ 7,000,000	$ 5,000,000
Treasury shares (in Shares)	37,367,000	36,704,345
Treasury amount	$ 4,597,594	$ 4,481,816
Profit (loss) on treasury shares	$ 0	$ 0
Class I Shares [Member]
Fixed capital, shares (in Shares)	90,850,050
Class II Shares [Member]
Variable capital, shares (in Shares)	406,859,164